Consolidated Statements of Shareholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total	Preferred Stock, No par value [Member]	Common Stock, No par value [Member]	Treasury Stock Equity	Additional paid in capital [Member]	Retained earnings [Member]	Accumulated other comprehensive income (loss) [Member]	Total FMC-AG and Co. KGaA [Member]	Noncontrolling interests not subject to put provisions [Member]
Shareholders equity at Dec. 31, 2012			$ 374,915		$ 3,491,581	$ 5,563,661	$ (492,113)	$ 8,942,506	$ 264,754
Shares issued at Dec. 31, 2012		3,973,333	302,739,758
Proceeds from exercise of options and related tax effects	105,554	3	3,031		102,520			105,554
Shares from exercise of options and related tax effects		2,200	2,280,439
Proceeds from conversion of preference shares	34,784	(4,465)			34,784			34,784
Preference share conversion		(3,975,533)	3,975,533
Compensation expense related to stock options	(13,593)				(13,593)			(13,593)
Dividends paid	296,134					296,134		296,134
treasury stock value	(505,014)			(505,014)				(505,014)
treasury stock shares				(7,548,951)
Purchase/sale of noncontrolling interests	(15,173)				(3,566)			(3,566)	(11,607)
Minority interest decrease from distributions to noncontrolling interest holders	(32,275)								(32,275)
Changes in fair value of noncontrolling interests	(108,575)				(108,575)			(108,575)
Comprehensive income net of tax including portion attributable to noncontrolling interest abstract
Other comprehensive income loss net of tax period increase decrease less amounts attributable to noncontrolling interests subject to put provisions	(61,467)						(58,474)	(58,474)	(2,993)
Profit loss less amounts attributable to noncontrolling interests subject to put provisions	1,142,467					1,109,890		1,109,890	32,577
Comprehensive income net of tax including portion attributable to noncontrolling interest less amounts attributable to noncontrolling interests subject to put provisions	1,081,000							1,051,416	29,584
Shareholders equity at Dec. 31, 2013	9,485,020			(505,014)		6,377,417	(550,587)	9,234,564	250,456
Shares issued at Dec. 31, 2013				(7,548,951)
Shareholders equity at Mar. 31, 2014
Proceeds from exercise of options and related tax effects	40,725		1,175		39,550			40,725
Shares from exercise of options and related tax effects			857,026
Compensation expense related to stock options	(1,403)				(1,403)			(1,403)
Dividends paid	317,903					317,903		317,903
Purchase/sale of noncontrolling interests	3,892				(3,053)			(3,053)	6,945
Minority interest decrease from distributions to noncontrolling interest holders	(19,660)								(19,660)
Changes in fair value of noncontrolling interests	(16,409)				(16,409)			(16,409)
Comprehensive income net of tax including portion attributable to noncontrolling interest abstract
Other comprehensive income loss net of tax period increase decrease less amounts attributable to noncontrolling interests subject to put provisions	6,462						6,043	6,043	419
Profit loss less amounts attributable to noncontrolling interests subject to put provisions	469,430					439,104		439,104	30,326
Comprehensive income net of tax including portion attributable to noncontrolling interest less amounts attributable to noncontrolling interests subject to put provisions	475,892							445,147	30,745
Shareholders equity at Jun. 30, 2014	$ 9,650,154			$ (505,014)	$ 3,549,022	$ 6,498,618	$ (544,544)	$ 9,381,668	$ 268,486
Shares issued at Jun. 30, 2014				(7,548,951)